Supplement to the
Fidelity® Stock Selector All Cap Fund
Class A, Class M, Class C, Class I and Class Z
November 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Ms. Khan as of December 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$9,629	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$2,063	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($1,792 (in millions) assets managed).

As of December 31, 2018, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Ms. Khan was none.

The following table provides information relating to other accounts managed by Mr. Colman as of December 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	12	4
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,057	$1,481	$706
Assets Managed with Performance-Based Advisory Fees (in millions)	$753	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($753 (in millions) assets managed).

As of December 31, 2018, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. Colman was none.

AFSS-AFSSIB-19-01 1.960091.109	March 5, 2019

Supplement to the
Fidelity® Stock Selector All Cap Fund
Class K
November 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Ms. Khan as of December 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$9,629	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$2,063	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($1,792 (in millions) assets managed).

As of December 31, 2018, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Ms. Khan was none.

The following table provides information relating to other accounts managed by Mr. Colman as of December 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	12	4
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,057	$1,481	$706
Assets Managed with Performance-Based Advisory Fees (in millions)	$753	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($753 (in millions) assets managed).

As of December 31, 2018, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. Colman was none.

FSS-KB-19-01 1.946354.107	March 5, 2019

Supplement to the
Fidelity® Stock Selector All Cap Fund
November 29, 2018
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Ms. Khan as of December 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$9,629	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$2,063	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($1,792 (in millions) assets managed).

As of December 31, 2018, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Ms. Khan was none.

The following table provides information relating to other accounts managed by Mr. Colman as of December 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	12	4
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,057	$1,481	$706
Assets Managed with Performance-Based Advisory Fees (in millions)	$753	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($753 (in millions) assets managed).

As of December 31, 2018, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. Colman was none.

FSSB-19-01 1.946353.108	March 5, 2019